Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of remuneration and other expenses for the year of key management

	2025	2024
	$	$
Research and development	684,397	434,609
Share-based payments	3,394,749	367,855
General and administrative:
Management salaries and fees	772,924	624,569
Other fees	214,243	154,936
	5,066,313	1,581,969